BUSINESS COMBINATION - Preliminary Estimated Fair Value of Intangible Assets Acquired (Details) - USD ($) $ in Thousands		12 Months Ended
	Feb. 11, 2020	Dec. 31, 2020
Acquired Intangible Assets [Line Items]
Useful Life (Years)		18 months
Care.com
Acquired Intangible Assets [Line Items]
Total identifiable intangible assets acquired	$ 116,800
Care.com | Developed technology
Acquired Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 21,200
Useful Life (Years)	2 years
Care.com | Customer relationships
Acquired Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 35,500
Care.com | Customer relationships | Minimum
Acquired Intangible Assets [Line Items]
Useful Life (Years)	2 years
Care.com | Customer relationships | Maximum
Acquired Intangible Assets [Line Items]
Useful Life (Years)	5 years
Care.com | Provider relationships
Acquired Intangible Assets [Line Items]
Finite-lived intangible assets acquired	$ 800
Useful Life (Years)	4 years
Care.com | Indefinite-lived trade name and trademarks
Acquired Intangible Assets [Line Items]
Indefinite-lived trade name and trademarks	$ 59,300